Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust I
Entity Central Index Key	0000773757
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Multi-Manager Directional Alternative Strategies Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Multi-Manager Directional Alternative Strategies Fund
Class Name	Institutional Class
Trading Symbol	CDAZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Multi-Manager Directional Alternative Strategies Fund (the Fund) for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 252	2.37%

Expenses Paid, Amount	$ 252
Expense Ratio, Percent	2.37%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock Selection
| Stock selection within the interactive media & services, pharmaceuticals and semiconductors & semiconductor equipment industries accounted for a large portion of the Fund’s relative gains during the period.
Allocations
| Overweight positioning in the entertainment industry and underweight positioning in the semiconductors & semiconductor equipment industry contributed positively during the period.
Individual holdings
| Positions in Reddit, Inc., a social news aggregation and forum social media platform; Verona Pharma PLC, a biopharmaceutical company focused on respiratory treatments; Astera Labs, Inc., a manufacturer of semiconductor-based connectivity solutions for cloud and AI infrastructure; Spotify Technology SA, a provider of audio streaming services; and Natera, Inc., a diagnostic company providing molecular testing services globally, were among the top contributors to Fund relative performance. All the top individual relative contributors were long positions.
Top Performance Detractors
Stock Selection
| Stock selection within the software and health care equipment & supplies industries generated negative relative returns during the period.
Allocations
| Larger relative weightings in energy equipment & services and health care providers & services industries, as well as smaller relative weightings in hotels, restaurants & leisure and IT services industries, all detracted modestly from performance.
Individual holdings
| Fund positions in Eli Lilly & Co., a multinational pharmaceutical company; Silicon Motion Technology Corp., a semiconductor company focused on data storage solutions.; Establishment Labs Holdings, Inc., a global medical technology company dedicated to improving women's health and wellness; Atlassian Corp., a software firm specializing in collaboration tools for software developers; and Marvell Technology, Inc., a provider of data infrastructure semiconductor solutions, were top detractors during the period. All the top individual detractors were long positions.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	Since Fund Inception
Institutional Class (a),(b)	12.89	10.26	5.43
HFRX Equity Hedge Index	5.35	7.69	4.59
Wilshire Liquid Alternative Equity Hedge Index	4.17	7.36	4.53
MSCI World Index (Net)	12.16	13.95	11.32
S&P 500 ® Index (c)	12.10	15.61	13.89
(a)
The returns shown for periods prior to January 3, 2017 (including Since Fund Inception returns, if shown) include the returns of Class A. Class A shares were offered prior to the Fund's Institutional Class shares but have since been merged into the Fund’s Institutional Class shares. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
The Fund's performance prior to February 26, 2025 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.

(c)
Effective August 1, 2024, the Fund compares its performance to the S&P 500
®
Index, a broad-based performance index that meets new regulatory requirements. The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the S&P 500 ® Index, a broad-based performance index that meets new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance is also compared to its prior benchmark, which more closely represents the market sectors in which the Fund primarily invests.
Previous Investment Adviser [Text Block]	The Fund's performance prior to February 26, 2025 reflects returns achieved by one or more different subadvisers. If the Fund's Investment Manager and current subadviser had been in place for the prior periods, results shown may have been different.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 264,628,483
Holdings Count | Holding	602
Advisory Fees Paid, Amount	$ 4,135,691
Investment Company, Portfolio Turnover	344.00%
Additional Fund Statistics [Text Block]
Key Fund S
tati
stics
Fund net assets	$ 264,628,483
Total number of portfolio holdings	602
Management services fees (represents 1.50% of Fund average net assets)	$ 4,135,691
Portfolio turnover for the reporting period	344%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Derivative Ex
posu
re
Long
Equity Risk	33.1%
Short
Equity Risk	37.0%
Asset Categories
Equity Sector Allocation

Material Fund Change [Text Block]
Certain Fund Changes
This is a summary of certain changes to the Fund during the reporting period. For more complete information, you may review the Fund’s prospectus, which is available at
columbiathreadneedleus.com/resources/literature
or upon request at 1-800-345-6611.
On July 24, 2024, Summit Partners Public Asset Management, LLC (Summit Partners) assumed day-to-day management of one of the sleeves of the Fund’s portfolio. Accordingly, on July 24, 2024, the Fund’s principal investment strategies were revised to reflect Summit Partners’ investment strategy and process. Also, effective February 26, 2025, Allspring Global Investments, LLC (Allspring) no longer serves as a subadviser to the Fund and Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), the Fund’s investment manager, began managing the former Allspring sleeve.
On February 26, 2025, the Fund’s principal investment strategies were revised to delete references to Allspring’s investment strategies and process. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund.

Material Fund Change Strategies [Text Block]
On July 24, 2024, Summit Partners Public Asset Management, LLC (Summit Partners) assumed day-to-day management of one of the sleeves of the Fund’s portfolio. Accordingly, on July 24, 2024, the Fund’s principal investment strategies were revised to reflect Summit Partners’ investment strategy and process. Also, effective February 26, 2025, Allspring Global Investments, LLC (Allspring) no longer serves as a subadviser to the Fund and Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), the Fund’s investment manager, began managing the former Allspring sleeve.
On February 26, 2025, the Fund’s principal investment strategies were revised to delete references to Allspring’s investment strategies and process. Columbia Management intends, in the future, to hire one or more additional subadvisers for the Fund.
Updated Prospectus Phone Number	1-800-345-6611
Updated Prospectus Web Address	columbiathreadneedleus.com/resources/literature